Annual Total Returns - Fidelity Sustainability Bond Index Fund [BarChart] - 08.31 Fidelity Sustainability Bond Index Fund PRO-06 - Fidelity Sustainability Bond Index Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 19, 2018
Fidelity Sustainability Bond Index Fund
Bar Chart Table:
Annual Return 2019	8.29%
Annual Return 2020	7.49%
Annual Return 2021	(1.98%)